Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Statement of comprehensive income [abstract]
Net income	$ 5,785	$ 5,131
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	375	184
Provision for credit losses recognized in income	1	(2)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(67)	(61)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	309	121
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	(2,302)	3,634
Net foreign currency translation gains (losses) from hedging activities	1,047	(1,671)
Reclassification of losses (gains) on foreign currency translation to income	(7)
Foreign currency translation adjustments	(1,262)	1,963
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	(87)	668
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(119)	(159)
Net change in cash flow hedges	(206)	509
Items that will not be reclassified subsequently to income:
Remeasurement gains (losses) on employee benefit plans (Note 8)	166	38
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss	(203)	(508)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	24	14
Total items that will not be reclassified subsequently to income	(13)	(456)
Total other comprehensive income (loss), net of taxes	(1,172)	2,137
Total comprehensive income (loss)	4,613	7,268
Total comprehensive income attributable to:
Shareholders	4,614	7,261
Non-controlling interests	(1)	7
Total comprehensive income (loss)	4,613	7,268
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	47	121
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(15)	(18)
Unrealized foreign currency translation gains (losses)	(20)	19
Net foreign currency translation gains (losses) from hedging activities	387	(620)
Net gains (losses) on derivatives designated as cash flow hedges	(28)	264
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(45)	(60)
Remeasurement gains (losses) on employee benefit plans	64	14
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss	(74)	(194)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	10	4
Total income tax expenses (recoveries)	$ 326	$ (470)